Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (45,968)	$ (34,221)
Ending balance	(39,050)	(45,968)	$ (34,221)
Foreign Currency Translation Adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(46,604)	(33,499)	(43,459)
Current period other comprehensive income (loss)	8,005	(13,105)	9,960
Ending balance	(38,599)	(46,604)	(33,499)
Cash Flow Hedging Instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	636	(421)	215
Current period other comprehensive income (loss)	(876)	1,151	(421)
Reclassification adjustment	(211)	(94)	(215)
Ending balance	$ (451)	636	(421)
Equity Securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance		(301)	(286)
Cumulative-effect adjustment to retained earnings		$ 301
Current period other comprehensive income (loss)			(15)
Ending balance			$ (301)